Inventories	12 Months Ended
Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Inventories
Inventories

Inventories
($ millions)	December 31, 2017	December 31, 2016
Crude oil, natural gas and sulphur	539	523
Refined petroleum products	548	433
Trading inventories measured at fair value less costs to sell	237	399
Materials, supplies and other	189	203
End of year	1,513	1,558

Impairment of inventory to net realizable value for the year ended December 31, 2017 was nil (December 31, 2016 – $9 million).
Trading inventories measured at fair value less costs to sell consist of natural gas inventories and crude oil inventories. The fair value measurement incorporates exit commodity prices and adjustments for quality and location. Refer to Note 24.